Document and Entity Information	0 Months Ended
Nov. 01, 2013
Risk/Return:
Document Type	497
Document Period End Date	Nov. 01, 2013
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Nov. 01, 2013
Document Effective Date	Nov. 01, 2013
Prospectus Date	Aug. 28, 2013
Institutional, P, Administrative, D Prospectus | AllianzGI International Managed Volatility Fund | Administrative
Risk/Return:
Trading Symbol	ANCAX
Institutional, P, Administrative, D Prospectus | AllianzGI International Managed Volatility Fund | Institutional
Risk/Return:
Trading Symbol	NAISX
Institutional, P, Administrative, D Prospectus | AllianzGI International Managed Volatility Fund | D
Risk/Return:
Trading Symbol	PNIDX
Institutional, P, Administrative, D Prospectus | AllianzGI International Managed Volatility Fund | P
Risk/Return:
Trading Symbol	ANIPX
Institutional, P, Administrative, D Prospectus | AllianzGI Large-Cap Growth Fund | Institutional
Risk/Return:
Trading Symbol	DRLCX
Institutional, P, Administrative, D Prospectus | AllianzGI Large-Cap Growth Fund | Administrative
Risk/Return:
Trading Symbol	DLGAX
Institutional, P, Administrative, D Prospectus | AllianzGI Large-Cap Growth Fund | P
Risk/Return:
Trading Symbol	ARLPX
Institutional, P, Administrative, D Prospectus | AllianzGI Large-Cap Growth Fund | D
Risk/Return:
Trading Symbol	DLCNX
Institutional, P, Administrative, D Prospectus | AllianzGI NFJ Small-Cap Value Fund | Administrative
Risk/Return:
Trading Symbol	PVADX
Institutional, P, Administrative, D Prospectus | AllianzGI NFJ Small-Cap Value Fund | Institutional
Risk/Return:
Trading Symbol	PSVIX
Institutional, P, Administrative, D Prospectus | AllianzGI NFJ Small-Cap Value Fund | P
Risk/Return:
Trading Symbol	ASVPX
Institutional, P, Administrative, D Prospectus | AllianzGI NFJ Small-Cap Value Fund | D
Risk/Return:
Trading Symbol	PNVDX
Institutional, P, Administrative, D Prospectus | AllianzGI Opportunity Fund | Administrative
Risk/Return:
Trading Symbol	POADX
Institutional, P, Administrative, D Prospectus | AllianzGI Opportunity Fund | Institutional
Risk/Return:
Trading Symbol	POFIX
Institutional, P, Administrative, D Prospectus | AllianzGI Opportunity Fund | P
Risk/Return:
Trading Symbol	AOCPX
Institutional, P, Administrative, D Prospectus | AllianzGI Opportunity Fund | D
Risk/Return:
Trading Symbol	APPDX
A, B, C, R Prospectus | AllianzGI International Managed Volatility Fund | R
Risk/Return:
Trading Symbol	ANIRX
A, B, C, R Prospectus | AllianzGI International Managed Volatility Fund | A
Risk/Return:
Trading Symbol	PNIAX
A, B, C, R Prospectus | AllianzGI International Managed Volatility Fund | C
Risk/Return:
Trading Symbol	PNICX
A, B, C, R Prospectus | AllianzGI Large-Cap Growth Fund | A
Risk/Return:
Trading Symbol	RALGX
A, B, C, R Prospectus | AllianzGI Large-Cap Growth Fund | B
Risk/Return:
Trading Symbol	RBLGX
A, B, C, R Prospectus | AllianzGI Large-Cap Growth Fund | C
Risk/Return:
Trading Symbol	RCLGX
A, B, C, R Prospectus | AllianzGI Large-Cap Growth Fund | R
Risk/Return:
Trading Symbol	PLCRX
A, B, C, R Prospectus | AllianzGI NFJ Small-Cap Value Fund | A
Risk/Return:
Trading Symbol	PCVAX
A, B, C, R Prospectus | AllianzGI NFJ Small-Cap Value Fund | B
Risk/Return:
Trading Symbol	PCVBX
A, B, C, R Prospectus | AllianzGI NFJ Small-Cap Value Fund | C
Risk/Return:
Trading Symbol	PCVCX
A, B, C, R Prospectus | AllianzGI NFJ Small-Cap Value Fund | R
Risk/Return:
Trading Symbol	PNVRX
A, B, C, R Prospectus | AllianzGI Opportunity Fund | A
Risk/Return:
Trading Symbol	POPAX
A, B, C, R Prospectus | AllianzGI Opportunity Fund | B
Risk/Return:
Trading Symbol	POOBX
A, B, C, R Prospectus | AllianzGI Opportunity Fund | C
Risk/Return:
Trading Symbol	POPCX
A, B, C, R Prospectus | AllianzGI Opportunity Fund | R
Risk/Return:
Trading Symbol	AOORX